Stockholders' Equity (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Conversion of preferred stock to common stock, Quantity				2,710,000		22,353
Cash and warrants, Quantity				953,236		199,422		96,471
Executive/Board of Director compensation, Quantity				62,289		431,034	[1]	4,667,764
Stock issued for services and to settle liabilities, Quantity				1,262,830		113,740
Total, Quantity				4,988,355		2,065,626		573,275
Conversion of Preferred Stock to common stock, Valuation				$ 11,675,481		$ 614,984
Cash and warrants, Valuation				8,059,330		1,660,760		875,000
Executive/Board of Director compensation, Valuation				264,879		4,686,514	[1]
Stock issued for services and to settle liabilities, Valuation	204,500			9,894,844		1,107,719
Total, Valuation				29,894,534		18,360,298		11,223,872
Conversion of Preferred Stock to common stock, Loss on settlement						614,984
Cash and warrants, loss on settlement						0
Executive/Board of Director compensation, Loss on settlement						0	[1]
Conversion of Preferred Stock to common stock, Range of Value per share						$ 27.51
Cash and warrants, Range of Value per share								$ 25.50
Conversion of debt, quantity						512,631
Stock issued for future services, Loss on settlement						0
Warrant Conversion/Settlement, Quantity						853,082
Warrant Conversion/Settlement, Valuation						7,295,768
Warrant Conversion/Settlement, Loss on settlement		47,671	0	324,656	(2,941,826)	(4,447,732)		(3,862,458)
Additional shares due to roundup provision of certificates upon reverse split, Quantity						561
Additional shares due to roundup provision of certificates upon reverse split, Valuation						0
Additional shares due to roundup provision of certificates upon reverse split, Loss on settlement						0
Total, Loss on settlement						2,471,911
Stock Issued During Period Shares Forbearance Of Agreements Terms						95,528
Stock Issued During Period Value Forbearance Of Agreements Terms						1,240,032
Gain Loss On Settlement In Forbearance Of Agreement Terms						0
Stock issued in lieu of interest, Quantity						58,945
Stock issued in lieu of interest, valuation						334,098
Stock Issued During Period Value Issued For Lieu Of Interest Loss On Settlement						0
Additional shares due to roundup provision of certificates upon reverse split, Range Of Value Per Share						$ 0.00
Services - rendered, quantity								54,731
Services - rendered, valuation								1,199,844
Issuance of common stock						1,107,718
Cancelled shares, quantity								(4,118)	[2]
Cancelled shares, valuation								0	[2]
Cancelled shares, range of value per Share								$ 25.50	[2]
Third Parties Future Services [Member]
Issuance of common stock								214,250	[3]
Issuance of common stock (in shares)								4,706	[3]
Secured Debt [Member]
Conversion of debt, quantity						44,208		47,386
Conversion of debt, valuation						469,683		857,952
Conversion of debt, loss on settlement						289,897
Settlement Of Accounts Payable [Member]
Issuance of common stock								3,646,719	[4]
Issuance of common stock (in shares)								64,172	[4]
Convertible Debt [Member]
Conversion of debt, quantity						246,753		298,897
Conversion of debt, valuation						950,739		4,268,857
Conversion of debt, loss on settlement						$ 61,124
Minimum [Member]
Conversion of Preferred Stock to common stock, Range of Value per share				$ 2.80
Cash and warrants, Range of Value per share				$ 8.26		$ 7.59
Executive/Board of Director compensation, Range of Value per share				$ 3.48		$ 8.93	[1]
Stock issued for services and to settle liabilities, Range of Value per Share				$ 4.02		$ 4.75
Total, Range of Value per Share				$ 2.80		$ 0.00		$ 0.00
Forbearance of agreement terms, range of value per share						$ 7.14
Warrant Conversions/Settlements, Range Of Value Per Share						$ 5.44
Stock issued in lieu of interest, Range of Value Per Share						$ 5.50
Extension Of Debt Maturity Date Price Per Share								$ 14.45
Services - rendered, range of value per Share								$ 0.00
Minimum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share								$ 42.50	[3]
Minimum [Member] | Secured Debt [Member]
Conversion of debt, range of value per share						$ 8.08		$ 42.50
Minimum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share								$ 25.50	[4]
Minimum [Member] | Convertible Debt [Member]
Conversion of debt, range of value per share						$ 2.98		$ 2.55
Maximum [Member]
Conversion of Preferred Stock to common stock, Range of Value per share				$ 7.54
Cash and warrants, Range of Value per share				$ 9.32		$ 8.50
Executive/Board of Director compensation, Range of Value per share				$ 6.00		$ 17.71	[1]
Stock issued for services and to settle liabilities, Range of Value per Share				$ 12.99		$ 21.25
Total, Range of Value per Share				$ 12.99		$ 27.54		$ 977.50
Forbearance of agreement terms, range of value per share						$ 27.54
Warrant Conversions/Settlements, Range Of Value Per Share						$ 15.73
Stock issued in lieu of interest, Range of Value Per Share						$ 10.62
Extension Of Debt Maturity Date Price Per Share								$ 17.00
Services - rendered, range of value per Share								$ 977.50
Maximum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share								$ 68.00	[3]
Maximum [Member] | Secured Debt [Member]
Conversion of debt, range of value per share						$ 13.60		$ 51.00
Maximum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share								$ 102.00	[4]
Maximum [Member] | Convertible Debt [Member]
Conversion of debt, range of value per share						$ 8.08		$ 85.00

[1]	Represents common stock issued for prior year 2011 accrued compensation of $4,667,764 settled in 2012 and directors awards.
[2]	Cancelled Shares
[3]	Prepaid Stock Compensation
[4]	Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement